NOTE 8 - SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION	12 Months Ended
Dec. 31, 2022
Notes
NOTE 8 - SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION

NOTE 8SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION

Financial Income, Net

	Year ended December 31,
	2022	2021	2020

Interest income (in 2022 including $9 in respect of prior years)	56	6	49
Others	-	(3)	(24)
	56	3	25